DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Aug. 31, 2013
Notes to Financial Statements
Accumulated deficits	$ 111,393,544	$ 62,556,249	$ 120,783,003
Proceeds from public offering	33,600,000	75,000,000
Revolving loan facility line of credit			5,000,000
Borrowing base			90.00%
Line of credit borrowed			1,700,000
Unissued shares value			$ 41,400,000